Schedule of Other Income (Expenses) (Details) (Parenthetical) - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Other Income and Expenses [Abstract]
Waiver of rental fee payable	[1]	$ 13,878	$ 157,757	$ 246,551

[1]	Wuxi Huichuang Technology Development Co., Ltd. (“the Lessor”) is a unrelated and state-owned enterprise. The Company and the Lessor signed rental agreement every year. Due to the successful IPO on NASDAQ as well as the impact of COVID 19 and to support local enterprises, in June 2021, the Lessor entered into an agreement with the Company to waive the rental fee payable from June 1, 2018 to May 31, 2019, June 1, 2019 to May 31, 2020, and June 1, 2020 to May 31, 2021, respectively, with a total amount of $246,551 for the year ended 2022.